FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07866

                     Templeton Emerging Markets Income Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

      500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                           ---------


Item 1. Schedule of Investments.




Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     8

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mututal Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                           PRINCIPAL
                                                                           AMOUNT(a)                  VALUE
                                                                       ----------------          ---------------
       LONG TERM INVESTMENTS 94.4%
       BONDS 94.4%
       ARGENTINA 10.2%
(b, c) Government of Argentina, senior bond, FRN, 3.092%, 8/03/12 ..        133,225,000          $    71,507,670
                                                                                                 ---------------
       BOSNIA & HERZEGOVINA 1.9%
   (b) Government of Bosnia & Herzegovina, FRN, 5.647%, 12/11/17 ...         10,561,634    EUR        13,305,045
                                                                                                 ---------------
       BRAZIL 16.4%
       Government of Brazil,
          8.00%, 1/15/18 ...........................................         16,155,000               18,465,165
       (b) FRN, 8.446%, 6/29/09 ....................................          2,900,000                3,063,125
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ..........................................             64,080(d) BRL        35,377,530
          9.762%, 1/01/14 ..........................................             20,000(d) BRL        10,722,005
          9.762%, 1/01/17 ..........................................             46,400(d) BRL        23,750,736
       (e) Index Linked, 6.00%, 5/15/15 ............................              5,600(d) BRL         5,575,612
       (e) Index Linked, 6.00%, 5/15/45 ............................             17,820(d) BRL        17,367,797
                                                                                                 ---------------
                                                                                                     114,321,970
                                                                                                 ---------------
       COLOMBIA 0.9%
       Government of Colombia, 11.75%, 2/25/20 .....................          4,255,000                6,456,963
                                                                                                 ---------------
       EL SALVADOR 0.4%
   (f) Government of El Salvador, 144A, 7.65%, 6/15/35 .............          2,650,000                2,848,353
                                                                                                 ---------------
       FIJI 1.1%
       Republic of Fiji, 6.875%, 9/13/11 ...........................          8,200,000                7,449,208
                                                                                                 ---------------
       GEORGIA 0.4%
       Government of Georgia, 7.50%, 4/15/13 .......................          3,200,000                3,187,802
                                                                                                 ---------------
       GERMANY 2.1%
   (f) City of Kiev, 144A, 8.625%, 7/15/11 .........................         14,000,000               14,630,000
                                                                                                 ---------------
       GHANA 0.8%
   (g) Government of Ghana, Reg S, 8.50%, 10/04/17 .................          5,300,000                5,578,250
                                                                                                 ---------------
       INDIA 1.4%
   (f) ICICI Bank Ltd.,
          144A, 6.625%, 10/03/12 ...................................          6,625,000                6,646,882
       (b) sub.bond, 144A,6.375%, 4/30/22 ..........................          3,500,000                3,075,548
                                                                                                 ---------------
                                                                                                       9,722,430
                                                                                                 ---------------
       INDONESIA 10.2%
       Government of Indonesia,
          14.25%, 6/15/13 ..........................................    169,282,000,000    IDR        19,302,092
          14.275%, 12/15/13 ........................................    166,215,000,000    IDR        19,022,692
          11.00%, 10/15/14 .........................................    120,832,000,000    IDR        12,066,320
          10.75%, 5/15/16 ..........................................     26,870,000,000    IDR         2,604,404
          10.00%, 7/15/17 ..........................................     18,800,000,000    IDR         1,725,609
          11.50%, 9/15/19 ..........................................     40,000,000,000    IDR         3,953,948
          11.00%, 11/15/20 .........................................    132,050,000,000    IDR        12,554,548
                                                                                                 ---------------
                                                                                                      71,229,613
                                                                                                 ---------------
       IRAQ 4.9%
   (f) Government of Iraq, 144A, 5.80%, 1/15/28 ....................         45,775,000               34,102,375
                                                                                                 ---------------


                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

                                                                           PRINCIPAL
                                                                           AMOUNT(a)                 VALUE
                                                                       ----------------         ---------------
       LONG TERM INVESTMENTS (CONTINUED)
       BONDS (CONTINUED)
       KAZAKHSTAN 0.3%
  (f)  HSBK Europe BV, 144A, 7.25%, 5/03/17 ........................          2,500,000          $     2,237,500
                                                                                                 ---------------
       MALAYSIA 0.8%
       Government of Malaysia,
          3.756%, 4/28/11 ..........................................         15,660,000    MYR         4,848,819
          3.833%, 9/28/11 ..........................................            135,000    MYR            41,909
          3.461%, 7/31/13 ..........................................          1,000,000    MYR           306,067
          3.814%, 2/15/17 ..........................................            910,000    MYR           277,223
          4.24%, 2/07/18 ...........................................            450,000    MYR           140,941
                                                                                                 ---------------
                                                                                                       5,614,959
                                                                                                 ---------------
       MEXICO 5.6%
       Government of Mexico,
          8.00%, 12/17/15 ..........................................          1,775,000(h) MXN        17,086,477
          10.00%, 12/05/24 .........................................          1,965,000(h) MXN        22,073,771
                                                                                                 ---------------
                                                                                                      39,160,248
                                                                                                 ---------------
       NETHERLANDS 2.2%
       Rabobank Nederland, senior note, 8.75%, 1/24/17 .............        157,900,000    MXN        15,324,452
                                                                                                 ---------------
       PAKISTAN 1.7%
  (f)  Government of Pakistan, 144A, 6.875%, 6/01/17 ...............         15,000,000               11,587,500
                                                                                                 ---------------
       PANAMA 1.0%
       Government of Panama, 6.70%, 1/26/36 ........................          6,639,000                6,970,950
                                                                                                 ---------------
       PERU 4.8%
       Government of Peru,
          9.875%, 2/06/15 ..........................................          1,355,000                1,720,850
          7.35%, 7/21/25 ...........................................         10,520,000               12,098,000
          8.75%, 11/21/33 ..........................................         12,550,000               16,660,125
  (f)  Peru Enhanced Pass-Through Finance Ltd., senior secured
          bond, A-1, 144A, zero cpn., 5/31/18 ......................          4,689,683                3,165,536
                                                                                                 ---------------
                                                                                                      33,644,511
                                                                                                 ---------------
       PHILIPPINES 4.2%
       Government of the Philippines,
          9.00%, 2/15/13 ...........................................         21,460,000               25,054,550
       (g) Reg S, 8.75%, 10/07/16 ..................................          3,750,000                4,438,706
                                                                                                 ---------------
                                                                                                      29,493,256
                                                                                                 ---------------
       POLAND 3.2%
       Government of Poland,
          6.00%, 5/24/09 ...........................................         32,600,000    PLN        14,940,260
          6.25%, 10/24/15 ..........................................         15,380,000    PLN         7,059,304
                                                                                                 ---------------
                                                                                                      21,999,564
                                                                                                 ---------------
       RUSSIA 5.0%
  (g)  Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%,
          6/25/12 ..................................................          1,575,000                1,535,790
  (g)  Government of Russia, Reg S,
          11.00%, 7/24/18 ..........................................         12,670,000               18,145,594
          12.75%, 6/24/28 ..........................................          5,616,000               10,102,342


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

                                                                           PRINCIPAL
                                                                           AMOUNT(a)                  VALUE
                                                                       ----------------          ---------------
       LONG TERM INVESTMENTS (CONTINUED)
       BONDS (CONTINUED)
       RUSSIA (CONTINUED)
   (g) LUKOIL International Finance BV, Reg S,
          6.356%, 6/07/17 ..........................................          2,300,000          $     2,190,060
          6.656%, 6/07/22 ..........................................          3,500,000                3,241,875
                                                                                                 ---------------
                                                                                                      35,215,661
                                                                                                 ---------------

       SOUTH AFRICA 1.4%
(b, f) Edcon Holdings, 144A, FRN, 10.106%, 6/15/15 .................          1,200,000    EUR         1,026,465
(b, g) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
          7.856%, 6/15/14 ..........................................          2,100,000    EUR         2,416,859
       Government of South Africa,
          4.50%, 4/05/16 ...........................................          1,000,000    EUR         1,369,553
          5.875%, 5/30/22 ..........................................          5,000,000                4,715,650
                                                                                                 ---------------
                                                                                                       9,528,527
                                                                                                 ---------------
       SOUTH KOREA 2.1%
       Korea Treasury Bond,
          5.25%, 9/10/12 ...........................................      5,355,000,000    KRW         5,158,251
          5.50%, 9/10/17 ...........................................      5,305,000,000    KRW         5,097,319
          5.25%, 3/10/27 ...........................................      5,148,000,000    KRW         4,749,195
                                                                                                 ---------------
                                                                                                      15,004,765
                                                                                                 ---------------
   (i) SUPRANATIONAL 4.4%
       Inter-American Development Bank, senior note, 7.50%,
          12/05/24 .................................................        355,000,000    MXN        30,631,296
                                                                                                 ---------------
       UKRAINE 3.5%
   (f) Government of the Ukraine, 144A,
          7.65%, 6/11/13 ...........................................         11,948,000               12,485,660
       (b) FRN, 6.391%, 8/05/09 ....................................         11,660,000               11,820,325
                                                                                                 ---------------
                                                                                                      24,305,985
                                                                                                 ---------------
       UNITED ARAB EMIRATES 1.0%
   (g) DP World Ltd., Reg S, 6.85%, 7/02/37 ........................          8,080,000                6,853,456
                                                                                                 ---------------
       UNITED STATES 2.4%
       General Electric Capital Corp., senior note, A, 8.50%,
          4/06/18 ..................................................        185,000,000    MXN        16,753,039
                                                                                                 ---------------
       VIETNAM 0.1%
   (b) Government of Vietnam, FRN, 3.625%, 3/12/16 .................            759,652                  755,242
                                                                                                 ---------------
       TOTAL BONDS (COST $629,008,716)                                                               659,420,590
                                                                                                 ---------------

                                                                        NOTIONAL AMOUNT
                                                                       ----------------
       OPTIONS PURCHASED (COST $3,750)0.0%(j)
       PUTS
       BRAZIL 0.0%(j)
   (k) Brazilian Real Put, strike price 2.05 BRL, expiration date
          1/20/09 ..................................................   $        100,000                      580
                                                                                                 ---------------
       TOTAL LONG TERM INVESTMENTS (COST $629,012,466) .............                                 659,421,170
                                                                                                 ---------------


                     Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

                                                                           PRINCIPAL
                                                                           AMOUNT(a)                  VALUE
                                                                       ----------------          ---------------
       SHORT TERM INVESTMENTS 3.3%
       FOREIGN GOVERNMENTSECURITIES3.0%
       COSTA RICA 0.5%
   (f) Citigroup Funding Inc., cvt., 144A, zero cpn., 1/09/09 ......          3,841,535          $     3,504,894
                                                                                                 ---------------
       EGYPT 2.5%
   (l) Egypt Treasury Bills, 7/01/08 - 4/21/09 .....................         96,525,000    EGP        17,441,053
                                                                                                 ---------------
       TOTAL FOREIGN GOVERNMENT SECURITIES
          (COST $20,574,992) .......................................                                  20,945,947
                                                                                                 ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $649,587,458) ......................................                                 680,367,117
                                                                                                 ---------------

                                                                            SHARES
                                                                       ----------------
       MONEY MARKET FUND (COST $2,387,805) 0.3%
       UNITED STATES 0.3%
   (m) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.17% .........................................          2,387,805                2,387,805
                                                                                                 ---------------
       TOTAL INVESTMENTS (COST $651,975,263) 97.7% .................                                 682,754,922
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ....                                    (892,551)
       OTHER ASSETS, LESS LIABILITIES 2.4% .........................                                  16,565,614
                                                                                                 ---------------
       NET ASSETS 100.0% ...........................................                             $   698,427,985
                                                                                                 ===============

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note


                     6 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the aggregate value of these securities were $107,131,038, representing 15.34% of net assets.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the aggregate value of these securities were $54,502,932, representing 7.80% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Rounds to less than 0.1% of net assets.

(k)  Non-income producing for the twelve months ended May 31, 2008.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     8 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $656,879,169
                                                ------------
Unrealized appreciation .....................   $ 44,256,901
Unrealized depreciation .....................    (18,381,148)
                                                ------------
Net unrealized appreciation (depreciation) ..   $ 25,875,753
                                                ============

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2008, the Fund had the following forward exchange contracts outstanding:

                                                             CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                              AMOUNT        DATE         GAIN          LOSS
                                                           -----------   ----------   ----------   -----------
CONTRACTS TO BUY
       2,249,893 Peruvian Nuevo Sol ....................   $   832,369     5/15/09    $       --   $   (27,157)
       2,814,447 Peruvian Nuevo Sol ....................     1,040,461     5/19/09            --       (33,149)
CONTRACTS TO SELL
      34,649,958 Mexican Peso ..........................     3,050,441     6/12/08            --      (301,572)
      74,700,583 Mexican Peso ..........................     6,635,215     8/27/08            --      (516,459)
      13,012,157 Mexican Peso ..........................     1,146,567     9/15/08            --       (96,005)
      39,897,968 Mexican Peso ..........................     3,548,221    10/01/08            --      (253,576)
      39,728,544 Mexican Peso ..........................     3,528,290    10/02/08            --      (256,855)
  13,190,005,600 South Korean Won ......................    14,594,412    11/13/08     1,828,134            --
   2,609,465,000 South Korean Won ......................     2,894,260    11/17/08       368,743            --
      40,428,962 Mexican Peso ..........................     3,520,460     1/27/09            --      (274,482)
       8,200,000 Euro ..................................    12,547,640     3/27/09            --       (15,035)
     183,978,800 Mexican Peso ..........................    16,664,746     4/07/09            --      (459,517)
     389,804,593 Kazakhstani Tenge .....................     3,099,468     4/17/09        69,698            --
     433,137,268 Kazakhstani Tenge .....................     3,446,350     4/27/09        68,330            --
     167,925,352 Mexican Peso ..........................    15,279,832     5/07/09            --      (294,047)
      61,513,239 Mexican Peso ..........................     5,599,239     5/15/09            --      (100,213)
     457,957,173 Mexican Peso ..........................    41,806,834     5/20/09            --      (599,389)
                                                                                      ----------   -----------
Unrealized gain (loss) on forward exchange contracts ...                               2,334,905    (3,227,456)
                                                                                      ----------   -----------
   Net unrealized loss on forward exchange contracts ..                                           $  (892,551)
                                                                                                   ===========


                     Quarterly Statement of Investments | 9

Templeton Emerging Markets Income Fund

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     10 | Quarterly Statement of Investments






Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


By /s/LAURA F. FERGERSON
  -----------------------
  Laura F. Fergerson
  Chief Financial Officer and
  Chief Accounting Officer
Date  July 25, 2008